Segment Information - Schedule of Information on Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of products and services [line items]
Net revenue	$ 22,695,909	$ 692,159	$ 21,356,228	$ 23,517,064
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Testing [member]
Disclosure of products and services [line items]
Net revenue	$ 4,967,849		$ 4,394,726	$ 5,243,997
Percentage of total revenue	22.00%	22.00%	20.00%	22.00%
Assembly [member]
Disclosure of products and services [line items]
Net revenue	$ 5,390,447		$ 4,629,430	$ 6,705,898
Percentage of total revenue	24.00%	24.00%	22.00%	29.00%
LCDD [member]
Disclosure of products and services [line items]
Net revenue	$ 7,318,997		$ 7,821,640	$ 7,288,642
Percentage of total revenue	32.00%	32.00%	37.00%	31.00%
Bumping [member]
Disclosure of products and services [line items]
Net revenue	$ 5,018,616		$ 4,510,432	$ 4,278,527
Percentage of total revenue	22.00%	22.00%	21.00%	18.00%